Financial Instruments and Risk Management (Contractual Commitments) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Operating and financing leases, less than 1 year	$ 0.5
Operating and financing leases, 2-3 years	0.9
Operating and financing leases, 4-5 years	0.2
Operating and financing leases, more than 5 years	0.0
Operating and financing leases, total	1.6
Accounts payable and accrued liabilities, less than 1 year	181.2	$ 157.4
Accounts payable and accrued liabilities, 2-3 years	0.0
Accounts payable and accrued liabilities, 4-5 years	0.0
Accounts payable and accrued liabilities, more than 5 years	0.0
Accounts payable and accrued liabilities, total	181.2
Decommissioning liability, less than 1 year	8.5
Decommissioning liability, 2-3 years	43.3
Decommissioning liability, 4-5 years	12.0
Decommissioning liability, more than 5 years	70.2
Decommissioning liability, total	134.0	$ 114.9
Contract mining, less than 1 year	43.0
Contract mining, 2-3 years	52.4
Contract mining, 4-5 years	30.1
Contract mining, more than 5 years	0.0
Contract mining, total	125.5
Capital commitments, less than 1 year	124.8
Capital commitments, 2-3 years	30.6
Capital commitments, 4-5 years	0.0
Capital commitments, more than 5 years	0.0
Capital commitments, total	155.4
Contractual obligation, less than 1 year	358.0
Contractual obligation, 2-3 years	127.2
Contractual obligation, 4-5 years	42.3
Contractual obligation, more than 5 years	70.2
Contractual obligation, total	$ 597.7